Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
State Street S&P 500 Index V.I.S. Fund
(the “Fund”)
(Class 1: SSSPX)
SUPPLEMENT DATED FEBRUARY 12, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED MAY 1, 2025 AS MAY BE SUPPLEMENTED FROM TIME TO TIME
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non‑diversified” solely as a result of tracking the S&P 500 Index (e.g., changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes non‑diversified due solely to changes in the composition of its Index, it will not seek shareholder approval if and when the Fund shifts from diversified to non‑diversified. Accordingly, effective immediately the Summary Prospectus, Prospectus and SAI are amended as follows:
1)
The first paragraph of the section titled “State Street S&P 500 Index V.I.S. Fund – Principal Investment Strategies” in the Summary Prospectus and the Prospectus is deleted and replaced with the following:

The Fund uses an index tracking management strategy designed to track the performance of the S&P 500® Index (“S&P 500” or “Index”). The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors and that measures the performance of the large‑cap sector of the U.S. equities market. As of February 28, 2025, a significant portion of the Index comprised companies in the information technology, healthcare and financials sectors, although this may change from time to time. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non‑diversified” solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more component securities). When the Fund is non‑diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.
2)	The section titled “State Street S&P 500 Index V.I.S. Fund – Principal Risks” in the Summary Prospectus and the Prospectus is revised to add the following risk:
Non‑Diversification Risk – Index Funds: To the extent the Fund becomes “non‑diversified,” the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund’s shares may be more volatile than the values of shares of more diversified funds. The Fund may become non‑diversified for periods of time solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more component securities).

State Street S&P 500 Index V.I.S. Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
State Street S&P 500 Index V.I.S. Fund
(the “Fund”)
(Class 1: SSSPX)
SUPPLEMENT DATED FEBRUARY 12, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED MAY 1, 2025 AS MAY BE SUPPLEMENTED FROM TIME TO TIME
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non‑diversified” solely as a result of tracking the S&P 500 Index (e.g., changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes non‑diversified due solely to changes in the composition of its Index, it will not seek shareholder approval if and when the Fund shifts from diversified to non‑diversified. Accordingly, effective immediately the Summary Prospectus, Prospectus and SAI are amended as follows:
1)
The first paragraph of the section titled “State Street S&P 500 Index V.I.S. Fund – Principal Investment Strategies” in the Summary Prospectus and the Prospectus is deleted and replaced with the following:

The Fund uses an index tracking management strategy designed to track the performance of the S&P 500® Index (“S&P 500” or “Index”). The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors and that measures the performance of the large‑cap sector of the U.S. equities market. As of February 28, 2025, a significant portion of the Index comprised companies in the information technology, healthcare and financials sectors, although this may change from time to time. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non‑diversified” solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more component securities). When the Fund is non‑diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.
2)	The section titled “State Street S&P 500 Index V.I.S. Fund – Principal Risks” in the Summary Prospectus and the Prospectus is revised to add the following risk:
Non‑Diversification Risk – Index Funds: To the extent the Fund becomes “non‑diversified,” the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund’s shares may be more volatile than the values of shares of more diversified funds. The Fund may become non‑diversified for periods of time solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more component securities).